Consolidated Statements of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Product sales		$ 2,545.4	$ 2,868.8	$ 2,906.3
COSTS AND EXPENSES
Production costs (exclusive of depreciation and amortization)		1,660.3	1,808.1	1,819.9
Depreciation and amortization		594.4	677.3	568.5
Corporate expenditure		20.5	27.3	39.4
Employee termination costs		9.4	42.2	35.5
Exploration expenditure		24.7	36.2	77.9
Feasibility and evaluation costs				68.0
Loss/(profit) on disposal of property, plant and equipment		0.1	1.3	(10.2)
Asset impairments and write-offs		100.1	14.0	215.3
Royalties		76.0	86.1	90.5
Accretion expense on provision for environmental rehabilitation		13.9	15.4	10.4
Costs and expenses, Total		2,499.4	2,707.9	2,915.2
OTHER (EXPENSES)/INCOME
Interest and dividends		6.3	4.2	8.5
Finance expense		(71.2)	(80.8)	(72.4)
Loss on financial instruments		(4.7)	(11.5)	(0.3)
Foreign exchange gains		9.5	8.4	7.3
Profit on disposal of investments and subsidiaries		0.1	78.0	17.8
Impairment of investments		(37.9)	(6.8)	(10.3)
Other expenses		(27.2)	(44.2)	(104.2)
Nonoperating income (expense), Total		(125.1)	(52.7)	(153.6)
(LOSS)/INCOME BEFORE TAX, IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEES, SHARE OF EQUITY INVESTEES' LOSSES AND DISCONTINUED OPERATIONS		(79.1)	108.2	(162.5)
Income and mining tax expense		(155.0)	(121.6)	(105.7)
LOSS BEFORE IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEES, SHARE OF EQUITY INVESTEES LOSSES AND DISCONTINUED OPERATIONS		(234.1)	(13.4)	(268.2)
Impairment of investment in equity investees		(109.5)	(7.4)
Share of equity investees' losses, net of tax		(3.8)	(4.4)	(18.4)
Loss from continuing operations		(347.4)	(25.2)	(286.6)
Income from discontinued operations, net of tax				20.5
Net loss		(347.4)	(25.2)	(266.1)
Net (loss)/income attributable to noncontrolling interests		(2.4)	2.0	(18.2)
- Continuing operations		(2.4)	2.0	(18.2)
- Discontinued operations		0.0	0.0	0.0
Net (loss)/income attributable to Gold Fields shareholders		(345.0)	(27.2)	(247.9)
- Continuing operations		(345.0)	(27.2)	(268.4)
- Discontinued operations		$ 0.0	$ 0.0	$ 20.5	[1],[2]
BASIC (LOSS)/INCOME PER SHARE
- Continuing operations		$ (0.45)	$ (0.04)	$ (0.36)
- Discontinued operations	[1]			0.03
DILUTED LOSS PER SHARE
- Continuing operations		$ (0.45)	$ (0.04)	(0.36)
- Discontinued operations	[2]			$ 0.03
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE - COMPUTATION OF BASIC (LOSS)/INCOME PER SHARE
- Continuing operations		774,763,151	769,141,871	742,606,726
- Discontinued operations		774,763,151	769,141,871	742,606,726
- COMPUTATION OF DILUTED LOSS PER SHARE
- Continuing operations		774,763,151	769,141,871	742,606,726
- Discontinued operations		774,763,151	769,141,871	742,606,726
DIVIDEND PER SHARE		$ 0.02	$ 0.04	$ 0.08

[1]	Basic earnings per share from discontinued operations Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $nil million (fiscal 2014: $nil and fiscal 2013: $20.5 million) by the weighted average number of ordinary shares in issue in fiscal 2015 of 774,763,151 (fiscal 2014: 769,141,871 and fiscal 2013: 742,606,726).
[2]	Diluted earnings per share from discontinued operations Diluted earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $nil million (fiscal 2014: $nil and fiscal 2013: $20.5 million) and 774,763,151 shares, being the diluted number of ordinary shares in issue in fiscal 2015 (fiscal 2014: 769,141,871 and fiscal 2013: 742,606,726).